Subsequent events (Details Narrative) - Common Stock [Member] - MiX Telematics Limited [Member] - $ / shares	Apr. 11, 2024	Apr. 02, 2024	Oct. 10, 2023
Subsequent Event [Line Items]
Common stock par value			$ 0.01
Ordinary shares			25
Subsequent Event [Member]
Subsequent Event [Line Items]
Listing percentage		100.00%
Share price		$ 0.12762
Share price		$ 3.19056
Share based payment description		In addition, on the Scheme Implementation Date, each of the Company Share Plans will be assumed by Powerfleet. The number of Replacement SARs shall be equal to the number of prior SARs as noted in note 16, multiplied by 0.12762 (rounded down to the nearest whole number of shares). The Award Price with respect to the Replacement SARs shall be equal to the Award Price applicable to the prior SARs divided by 0.12762 (rounded up to the nearest one hundredth of a cent) and converted to U.S. Dollars at an exchange rate of R18.90 per U.S. Dollar, being the rate of exchange effective at April 2, 2024.
Ordinary shares	4,570,000
Shares issued	4,570,000
Transfer shares	583,223